CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 71,332	$ 9,879,000,000	¥ 65,573	¥ 47,079
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation loss on previously held equity interest	0	0	0	2
Loss on disposals of equity method investees	10	1,000,000	72	32
Loss related to equity securities and other investments	23,480	3,252,000,000	14,911	20,479
Change in fair value of other assets and liabilities	(708)	(98,000,000)	(1,522)	1,478
Gain on disposals of subsidiaries	(1,550)	(215,000,000)	(14)	(1,163)
Depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	26,640	3,690,000,000	27,799	27,808
Amortization of intangible assets and licensed copyrights	17,864	2,474,000,000	19,139	20,257
Share-based compensation expense	18,546	2,569,000,000	30,831	23,971
Equity-settled donation expense	0	0	511	0
Impairment of equity securities and other investments	12,244	1,696,000,000	13,327	8,922
Impairment of goodwill, intangible assets and licensed copyrights	22,610	3,131,000,000	6,658	25,886
Loss (Gain) on disposals of property and equipment	(107)	(15,000,000)	(163)	132
Share of results of equity method investees	7,735	1,072,000,000	8,063	(14,344)
Deferred income taxes	(5,263)	(729,000,000)	(1,717)	(1,369)
Allowance for doubtful accounts	3,509	485,000,000	2,802	1,739
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Prepayments, receivables and other assets, and long-term licensed copyrights	(37,621)	(5,209,000,000)	8,605	(32,496)
Income tax payable	(4,764)	(660,000,000)	(9,214)	(3,526)
Accrued expenses, accounts payable and other liabilities	27,126	3,757,000,000	11,159	13,327
Merchant deposits	(560)	(78,000,000)	(1,450)	(270)
Deferred revenue and customer advances	2,070	287,000,000	4,382	4,815
Net cash provided by operating activities	182,593	25,289,000,000	199,752	142,759
Cash flows from investing activities:
(Increase) Decrease in short-term investments, net	71,426	9,892,000,000	(61,086)	(106,984)
Increase in other treasury investment, net	(64,392)	(8,918,000,000)	(40,794)
Settlement of forward exchange contracts, net	658	91,000,000	1,282	(448)
Acquisitions of equity securities and other investments and other assets	(15,240)	(2,111,000,000)	(17,818)	(39,378)
Disposals of equity securities and other investments, and other assets	21,966	3,042,000,000	21,738	14,543
Acquisitions of equity method investees	(3,525)	(488,000,000)	(4,552)	(9,383)
Disposals of and distributions from equity method investees	1,265	175,000,000	1,001	936
Acquisitions of:
Land use rights, property and equipment	(32,087)	(4,444,000,000)	(34,330)	(53,309)
Intangible assets	(842)	(116,000,000)	(22)	(15)
Disposals of property and equipment	373	52,000,000	644
Cash paid for business combinations, net of cash acquired	(2,204)	(305,000,000)	(1,204)	(4,087)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	699	97,000,000	(5)	(11)
Loans to employees, net of repayments	79	10,000,000	(360)	(456)
Net cash used in investing activities	(21,824)	(3,023,000,000)	(135,506)	(198,592)
Cash flows from financing activities:
Issuance of ordinary shares	843	117,000,000	11	109
Repurchase of ordinary shares	(88,745)	(12,291,000,000)	(74,746)	(61,225)
Dividend distribution	(17,946)	(2,485,000,000)	0	0
Acquisition of additional equity interests in non-wholly owned subsidiaries	(5,821)	(806,000,000)	(2,511)	(7,406)
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(546)	(76,000,000)	(489)	(881)
Contingent consideration payments made after a business combination	(71)	(10,000,000)	(144)
Capital injection from noncontrolling interests	1,577	218,000,000	918	12,240
Proceeds from bank borrowings and other borrowings, net of upfront fee payment for a syndicated loan	20,570	2,848,000,000	22,790	9,427
Repayment of bank borrowings	(13,092)	(1,813,000,000)	(11,448)	(7,128)
Repayment of unsecured senior notes	(5,013)	(694,000,000)		(9,585)
Net cash used in financing activities	(108,244)	(14,992,000,000)	(65,619)	(64,449)
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	4,389	608,000,000	3,530	(8,834)
(Decrease) Increase in cash and cash equivalents, restricted cash and escrow receivables	56,914	7,882,000,000	2,157	(129,116)
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	229,510	31,787,000,000	227,353	356,469
Cash and cash equivalents, restricted cash and escrow receivables at end of year	286,424	39,669,000,000	229,510	227,353
Supplemental disclosures of cash flow information:
Payment of income tax	32,486		26,476	31,733
Payment of interest	7,832		5,637	4,886
Business combinations:
Cash paid for business combinations	(2,325)		(1,254)	(5,282)
Cash acquired in business combinations	121		50	1,195
Cash paid for business combinations, net of cash acquired	¥ (2,204)	$ (305,000,000)	¥ (1,204)	¥ (4,087)